Average Annual Total Returns - DWS Short-Term Municipal Bond Fund	Class A before tax Class Inception		Class A before tax 1 Year		Class A before tax 5 Years		Class A before tax 10 Years		Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Barclays 1-Year General Obligation Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-Year General Obligation Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 1-Year General Obligation Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays 3-Year (2-4) Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 3-Year (2-4) Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 3-Year (2-4) Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 28, 2003	[1]	0.23%	[1]	1.12%	[1]	1.16%	[1]	0.09%	1.08%	1.14%	0.62%	1.16%	1.18%		(0.03%)	1.07%	1.14%	Feb. 28, 2003	1.67%	0.80%	0.63%	Mar. 06, 1995	2.79%	1.84%	1.65%	Feb. 28, 2005	2.69%	1.72%	1.54%	1.79%	1.43%	1.14%	2.97%	2.00%	1.90%

[1]	Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.00%.